Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following section was prepared in accordance with the SEC’s pay versus performance disclosure rules (Item 402(v) of Regulation S-K) (PvP Rules). The PvP Rules include a specific definition of pay, referred to as Compensation Actually Paid (CAP), which is compared to certain performance measures as required by the PvP Rules. The Company does not use CAP as a basis for making compensation decisions. For a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the Compensation Discussion and Analysis.
Pay versus performance table
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid2 to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers3	Average Compensation Actually Paid2 to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	HEI Consolidated Adjusted Net Income5 (in thousands)
					Total Shareholder Return	Peer Group4 Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,386,250	$(87,730)	$1,419,395	$242,136	$35	$107	$199,238	$199,238
2022	3,811,515	4,046,729	1,353,755	1,241,936	99	117	241,138	230,562
2021	5,933,523	7,901,297	3,002,679	2,673,496	95	116	246,166	229,909
2020	5,108,212	315,826	1,904,441	794,294	78	99	197,824	225,181
1
2023 and 2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K.*

2023: Messrs. DeGhetto, Murao and Ito and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

Edison Electric Institute Index.

HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A.

Adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO
	2020	2021	2022	2023
Summary Compensation Table Total	$5,108,212	$5,933,523	$3,811,515	$5,386,250
Pension adjustments:
SCT reversal1	(576,610)	—	(236,512)	(2,174,763)
Service cost2	73,183	79,155	309,997	207,082
Stock adjustments:
SCT reversal3	(2,378,882)	(3,204,098)	(1,830,874)	(2,253,154)
New awards outstanding4	1,758,452	4,141,353	1,919,877	685,662
Change in value of prior year awards5	(1,510,281)	457,298	62,282	(1,366,677)
New awards vested during the year6	—	—	—	—
Vested prior year awards7	(2,158,248)	494,066	10,444	(572,130)
Forfeitures8	—	—	—	—
Compensation Actually Paid	$315,826	$7,901,297	$4,046,729	$(87,730)

	Average Non-PEO Named Executive Officers
	2020	2021	2022	2023
Summary Compensation Table Total	$1,904,441	$3,002,679	$1,353,755	$1,419,395
Pension adjustments:
SCT reversal1	(375,524)	(274,111)	—	(205,053)
Service cost2	75,657	81,404	99,567	52,432
Stock adjustments:
SCT reversal3	(611,973)	(817,776)	(576,870)	(609,653)
New awards outstanding4	409,890	755,592	445,932	190,966
Change in value of prior year awards5	(297,021)	62,236	52,989	(318,561)
New awards vested during the year6	—	—	7,681	—
Vested prior year awards7	(311,176)	16,297	(59,380)	(287,390)
Forfeitures8	—	(152,825)	(81,738)	—
Compensation Actually Paid	$794,294	$2,673,496	$1,241,936	$242,136
1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4 See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8 See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Company Selected Measure Name	HEI Consolidated Adjusted Net Income
Named Executive Officers, Footnote
1
2023 and 2022: Mr. Seu; 2021 and 2020: Constance Lau (former HEI CEO).

Compensation Actually Paid is calculated as the summary compensation table total for the Principal Executive Officer (PEO) (column (b) above) and average summary compensation table total for the Non-PEO named executive officers (column (d) above), as applicable, with the adjustments to the value of pension and stock adjusted as set out below pursuant to Item 402(v)(2)(iii) of Regulation S-K.*

2023: Messrs. DeGhetto, Murao and Ito and Mss. Kimura and Teranishi; 2022: Messrs. Ito, Murao and Gregory Hazelton (former HEI CFO) and Mss. Kimura and Teranishi; 2021: Messrs. Seu, Murao, Hazelton and Richard Wacker (former ASB CEO) and Ms. Teranishi; 2020: Messrs. Seu, Murao, Hazelton and Wacker.

Peer Group Issuers, Footnote	Edison Electric Institute Index.
PEO Total Compensation Amount	$ 5,386,250	$ 3,811,515	$ 5,933,523	$ 5,108,212
PEO Actually Paid Compensation Amount	$ (87,730)	4,046,729	7,901,297	315,826
Adjustment To PEO Compensation, Footnote
Adjustments pursuant to Item 402(v)(2)(iii) of Regulation S-K:

	PEO
	2020	2021	2022	2023
Summary Compensation Table Total	$5,108,212	$5,933,523	$3,811,515	$5,386,250
Pension adjustments:
SCT reversal1	(576,610)	—	(236,512)	(2,174,763)
Service cost2	73,183	79,155	309,997	207,082
Stock adjustments:
SCT reversal3	(2,378,882)	(3,204,098)	(1,830,874)	(2,253,154)
New awards outstanding4	1,758,452	4,141,353	1,919,877	685,662
Change in value of prior year awards5	(1,510,281)	457,298	62,282	(1,366,677)
New awards vested during the year6	—	—	—	—
Vested prior year awards7	(2,158,248)	494,066	10,444	(572,130)
Forfeitures8	—	—	—	—
Compensation Actually Paid	$315,826	$7,901,297	$4,046,729	$(87,730)

1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4 See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8 See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,419,395	1,353,755	3,002,679	1,904,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 242,136	1,241,936	2,673,496	794,294
Adjustment to Non-PEO NEO Compensation Footnote
	Average Non-PEO Named Executive Officers
	2020	2021	2022	2023
Summary Compensation Table Total	$1,904,441	$3,002,679	$1,353,755	$1,419,395
Pension adjustments:
SCT reversal1	(375,524)	(274,111)	—	(205,053)
Service cost2	75,657	81,404	99,567	52,432
Stock adjustments:
SCT reversal3	(611,973)	(817,776)	(576,870)	(609,653)
New awards outstanding4	409,890	755,592	445,932	190,966
Change in value of prior year awards5	(297,021)	62,236	52,989	(318,561)
New awards vested during the year6	—	—	7,681	—
Vested prior year awards7	(311,176)	16,297	(59,380)	(287,390)
Forfeitures8	—	(152,825)	(81,738)	—
Compensation Actually Paid	$794,294	$2,673,496	$1,241,936	$242,136
1
See Item 402(v)(2)(iii)(A) of Regulation S-K.

See Item 402(v)(2)(iii)(B)(1)(i) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1) of Regulation S-K.

4 See Item 402(v)(2)(iii)(C)(1)(i) of Regulation S-K.
5
See Item 402(v)(2)(iii)(C)(1)(ii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)(iii) of Regulation S-K.

See Item 402(v)(2)(iii)(C)(1)iv) of Regulation S-K.

8 See Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS TSR PERFORMANCE 2020-2023
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME 2020-2023
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS HEI CONSOLIDATED ADJUSTED NET INCOME 2020-2023
Total Shareholder Return Vs Peer Group	CAP VERSUS TSR PERFORMANCE 2020-2023
Tabular List, Table
Performance measures used to link company performance to executive compensation
The following performance measures, in our assessment, represent the most important performance measures used by us to link company performance to the compensation paid to our named executive officers for 2023. These performance measures are described in the Compensation Discussion and Analysis, in the tables entitled “2023 Annual Incentive Performance Metrics & Why We Use Them” and “2023-25 Long-Term Incentive Performance Metrics & Why We Use Them.”
HEI PEO1	HEI NON-PEO NEOs2	Utility NEO3	ASB NEO4
HEI consolidated adjusted net income	HEI consolidated adjusted net income	HEI consolidated adjusted net income	HEI consolidated adjusted net income
HEI 3-year average return on average common equity	HEI 3-year average return on average common equity	Utility consolidated net income	ASB adjusted net income
HEI 3-year cumulative EPS	HEI 3-year cumulative EPS	Utility operating metrics	ASB 3-year average return on equity
Utility carbon emissions reduction	Utility carbon emissions reduction	Utility carbon emisions reduction	ASB Return on Assets
HEI relative TSR	HEI relative TSR	HEI relative TSR	HEI relative TSR
Mr. Seu

Messrs. Murao, Ito and DeGhetto

Ms. Kimura

Ms. Teranishi

Total Shareholder Return Amount	$ 35	99	95	78
Peer Group Total Shareholder Return Amount	107	117	116	99
Net Income (Loss)	$ 199,238,000	$ 241,138,000	$ 246,166,000	$ 197,824,000
Company Selected Measure Amount	199,238	230,562	229,909	225,181
PEO Name	Mr. Seu
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	HEI Consolidated Adjusted Net Income represents HEI consolidated net income, adjusted to exclude certain items. See paragraphs entitled “Non-GAAP Net Income Metrics” in the Compensation Discussion and Analysis and “Reconciliation of GAAP to Non-GAAP Measures: Incentive Compensation Adjustments,” attached as Exhibit A
Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,174,763)			$ (576,610)
Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,082			73,183
Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,253,154)			(2,378,882)
Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,662			1,758,452
Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,366,677)			(1,510,281)
Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(572,130)			(2,158,248)
PEO | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (236,512)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		309,997	79,155
PEO | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,830,874)	(3,204,098)
PEO | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,919,877	4,141,353
PEO | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,282	457,298
PEO | Stock Adjustments, New Award Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,444	494,066
PEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Seu [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
PEO | Mr. Seu [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	HEI 3-year average return on average common equity
PEO | Mr. Seu [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	HEI 3-year cumulative EPS
PEO | Mr. Seu [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility carbon emissions reduction
PEO | Mr. Seu [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	HEI relative TSR
Non-PEO NEO | Pension Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (205,053)		(274,111)	(375,524)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,432	99,567	81,404	75,657
Non-PEO NEO | Stock Adjustments, SCT Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(609,653)	(576,870)	(817,776)	(611,973)
Non-PEO NEO | Stock Adjustments, New Award Outsatanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,966	445,932	755,592	409,890
Non-PEO NEO | Stock Adjustments, Change In Value of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(318,561)	52,989	62,236	(297,021)
Non-PEO NEO | Stock Adjustments, New Award Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,681
Non-PEO NEO | Stock Adjustments, Vested Prior Year Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,390)	(59,380)	16,297	(311,176)
Non-PEO NEO | Stock Adjustments, Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (81,738)	$ (152,825)
Non-PEO NEO | Messrs. Hazelton, Ito and Murao [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
Non-PEO NEO | Messrs. Hazelton, Ito and Murao [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	HEI 3-year average return on average common equity
Non-PEO NEO | Messrs. Hazelton, Ito and Murao [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	HEI 3-year cumulative EPS
Non-PEO NEO | Messrs. Hazelton, Ito and Murao [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility carbon emissions reduction
Non-PEO NEO | Messrs. Hazelton, Ito and Murao [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	HEI relative TSR
Non-PEO NEO | Ms. Kimura [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
Non-PEO NEO | Ms. Kimura [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility carbon emisions reduction
Non-PEO NEO | Ms. Kimura [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	HEI relative TSR
Non-PEO NEO | Ms. Kimura [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Utility consolidated net income
Non-PEO NEO | Ms. Kimura [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	Utility operating metrics
Non-PEO NEO | Ms. Teranishi [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	HEI consolidated adjusted net income
Non-PEO NEO | Ms. Teranishi [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	HEI relative TSR
Non-PEO NEO | Ms. Teranishi [Member] | Measure:: 9
Pay vs Performance Disclosure
Name	ASB adjusted net income
Non-PEO NEO | Ms. Teranishi [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	ASB 3-year average return on equity
Non-PEO NEO | Ms. Teranishi [Member] | Measure:: 11
Pay vs Performance Disclosure
Name	ASB Return on Assets